INCOME TAXES (Details 1) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Deferred tax asset attributable to:
Net operating loss carryover	$ 23,501	$ 9,758
Valuation allowance	(23,501)	(9,758)
Net deferred tax asset	$ 0	$ 0